Stockholders’ Equity - Schedule of Option Outstanding and Option Exercisable (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Option Outstanding and Option Exercisable [Line Items]
Option Outstanding, Weighted Average Exercise Price	$ 36.05	$ 20.45	$ 36.05	$ 36.05	$ 178.6
Option Outstanding, Number Outstanding			569,922
Option Outstanding, Weighted Average Remaining Contractual Life (in years)	9 years 21 days	6 years 5 months 19 days	9 years 21 days	8 years 10 months 2 days
Option Exercisable, Weighted Average Exercise Price		$ 30.15	$ 34.96
Option Exercisable, Number Exercisable		1,087,500	557,277
Option Exercisable, Weighted Average Remaining Contractual Life (in years)		9 years 10 months 2 days	9 years 14 days